JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

June 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Value Advantage Fund

JPMorgan U.S. Small Company Fund

JPMorgan Emerging Markets Equity Fund and

JPMorgan International Value Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 438 under the 1933 Act (Amendment No. 439 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R3, Class R4, Class R5 and Class R6 for JPMorgan Value Advantage Fund, Class R5 Shares for JPMorgan U.S. Small Company Fund, Class R5 Shares for JPMorgan Emerging Markets Equity Fund and Class R5 Shares for JPMorgan International Value Fund. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary